Exploration and evaluation assets and mining data (Tables)	12 Months Ended
Dec. 31, 2024
Exploration And Evaluation Assets And Mining Data [Abstract]
Disclosure of detailed information about property, plant and equipment
Lifezone’s property and equipment and right-of-use assets include building, transportation equipment, and office and computer equipment. The carrying amounts for the reporting periods can be analyzed as follows:

	Buildings	Transportation equipment	Office and computer equipment	Laboratory and testing equipment	Total Property and equipment	Right-of-use assets	Total
	$	$	$	$	$	$	$
Cost
As at January 1, 2023	677,277	123,952	238,216	-	1,039,445	469,743	1,509,188
Additions from acquisitions	-	-	220,698	4,704,783	4,925,481	464,264	5,389,745
Foreign exchange impact	-	-	1,419	16,664	18,083	-	18,083
Additions	-	75,551	621,732	148	697,431	1,230,792	1,928,223
As at December 31, 2023	677,277	199,503	1,082,065	4,721,595	6,680,440	2,164,799	8,845,239

Accumulated depreciation
As at January 1, 2023	(36,781)	(44,412)	(73,930)	-	(155,123)	(117,436)	(272,559)
Foreign exchange impact	-	-	(301)	-	(301)	-	(301)
Charge	(22,068)	(66,839)	(42,298)	(393,454)	(524,659)	(353,851)	(878,510)
As at December 31, 2023	(58,849)	(111,251)	(116,529)	(393,454)	(680,083)	(471,287)	(1,151,370)

Cost
As at January 1, 2024	677,277	199,503	1,082,065	4,721,595	6,680,440	2,164,799	8,845,239
Reclassification	258,281		(258,281)		-
Additions	957,367	-	198,953	8,907	1,165,227	-	1,165,227
Disposals	(12,792)	(1,979)	-	(5,195)	(19,966)	-	(19,966)
Lease reassessments	-	-	-	-	-	225,761	225,761
Foreign exchange impact	-	-	(40,630)	(433,522)	(474,152)	(31,198)	(505,350)
As at December 31, 2024	1,880,133	197,524	982,107	4,291,785	7,351,549	2,359,362	9,710,911

Accumulated depreciation
As at January 1, 2024	(58,849)	(111,251)	(116,529)	(393,454)	(680,083)	(471,287)	(1,151,370)
Reclassification	(258,281)	-	258,281	-	-	-	-
Disposals	12,792	1,979	-	680	15,451	-	15,451
Charge	(54,541)	(37,055)	(488,010)	(919,547)	(1,499,153)	(650,139)	(2,149,292)
Foreign exchange impact	-	-	9,168	90,326	99,494	1,743	101,237
As at December 31, 2024	(358,879)	(146,327)	(337,090)	(1,221,995)	(2,064,291)	(1,119,683)	(3,183,974)

Net book value:
As at December 31, 2023	618,428	88,252	965,536	4,328,141	6,000,357	1,693,512	7,693,869
As at December 31, 2024	1,521,254	51,197	645,017	3,069,790	5,287,258	1,239,679	6,526,937

	Mining Data	Exploration and evaluation assets	Total
	$	$	$
Cost
As at January 1, 2023	12,746,135	5,709,171	18,455,306
Additions	-	51,355,297	51,355,297
As at December 31, 2023	12,746,135	57,064,468	69,810,603

Cost
As at January 1, 2024	12,746,135	57,064,468	69,810,603
Additions	-	47,766,920	47,766,920
As at December 31, 2024	12,746,135	104,831,388	117,577,523